Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Capital expenditure on property, plant and equipment	£ 15	£ 20	[1]
Contracts to purchase goods or services	729	614	[1]
Total capital commitments	744	634	[1]
Within 1 year
Disclosure Of Finance Lease And Operating Lease By Lessee IAS 17 [Line Items]
Contracts to purchase goods or services	£ 267	£ 285

[1]	Of which due within 1 year: £267 million (2019 - £285 million).